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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2012
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6647
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

/s/ Thomas S. Gayner          Richmond, VA                    11/06/2012
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                        -------------

Form 13F Information Table Entry Total:           127
                                        -------------

Form 13F Information Table Value Total: $   2,341,219
                                        -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number      Name
--          --------------------      -----
 1          28-6056                   Markel Gayner Asset Management Corporation

                               Markel Corporation
                                    FORM 13F
                               September 30, 2012

                                                                                                     VOTING AUTHORITY
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
3M Company                     COM            88579y101    2773    30000 SH       Sole               30000
                                                          15998   173100 SH       Defined       01  171000          2100
Accenture                      COM            G1151C101     700    10000 SH       Sole               10000
                                                           7612   108700 SH       Defined       01  100000          8700
Air Products & Chemicals       COM            009158106    2291    27700 SH       Defined       01   24000          3700
Alleghany Corporation          COM            017175100    1493     4328 SH       Sole                4328
Alliance Holdings GP           COM                         3908    81500 SH       Defined       01   80000          1500
Alpha Natural Resources        COM            02076x102    1222   186000 SH       Defined       01  185000          1000
American Express               COM            025816109     569    10000 SH       Sole               10000
                                                          20691   363897 SH       Defined       01  339000         24897
Anheuser-Busch Inbev ADR       COM            03524A108   34493   401501 SH       Defined       01  390000         11501
Archer Daniels                 COM            039483102   34051  1252800 SH       Defined       01 1245000          7800
Artio Global Investors         COM            04315B107   16968  5694000 SH       Defined       01 5683000         11000
Automatic Data Processing      COM            053015103   30409   518400 SH       Defined       01  507700         10700
Bank of New York Mellon Corp   COM            064058100      68     3019 SH       Sole                3019
                                                           5124   226527 SH       Defined       01  214907         11620
Barrett Business Systems       COM            068463108     556    20500 SH       Defined       01   20000           500
Berkshire Hathaway Class B     COM            084670702   42786   485100 SH       Sole              485100
                                                          95052  1077682 SH       Defined       01 1026507         51175
Berkshire Hathaway, Inc.       COM            084670108   36492      275 SH       Sole                 275
                                                         107487      810 SH       Defined       01     783            27
Brookfield Asset Management    COM            112585104   14839   430000 SH       Sole              430000
                                                          91554  2652960 SH       Defined       01 2495548        157412
Brown & Brown                  COM            115236101    9532   365628 SH       Defined       01  365628
Brown Forman Class A           COM            115637100   26607   425640 SH       Defined       01  421500          4140
Brown-Forman Class B           COM            115637209    6941   106372 SH       Defined       01  105375           997
Calamos Asset Management       COM            12811R104    1513   130000 SH       Defined       01  130000
Calumet                        COM            131476103     320    10000 SH       Sole               10000
                                                            864    27000 SH       Defined       01   25000          2000
Capital One                    COM            14040H105   10228   179400 SH       Defined       01  170000          9400
Carbo Ceramics Inc             COM            140781105    9753   155000 SH       Defined       01  155000
Carmax                         COM            143130102    6650   235000 SH       Sole              235000
                                                         139195  4918535 SH       Defined       01 4728070        190465
Caterpillar Inc                COM            149123101   21183   246200 SH       Defined       01  241000          5200
Charles Schwab                 COM            808513105   13011  1017705 SH       Defined       01  960000         57705
Coca Cola Co                   COM            191216100    4764   125600 SH       Defined       01  120000          5600
Colfax Corporation             COM            194014106   39790  1085070 SH       Sole             1085070
Consol Energy                  COM            20854p109     451    15000 SH       Defined       01   15000
Costco                         COM            22160K105     501     5000 SH       Sole                5000
                                                           3556    35500 SH       Defined       01   34000          1500
DENTSPLY                       COM            249030107    1350    35400 SH       Defined       01   35000           400
Dell Inc                       COM            24702R101    2464   250000 SH       Defined       01  250000
Diageo PLC                     COM            25243Q205   37032   328500 SH       Sole              328500
                                                         102367   908071 SH       Defined       01  861500         46571
Disney                         COM            254687106   10456   200000 SH       Sole              200000
                                                          70264  1344002 SH       Defined       01 1284500         59502
EOG Resources, Inc.            COM            26875p101    9401    83900 SH       Defined       01   83500           400
Ecolab                         COM            278865100    3137    48400 SH       Defined       01   48000           400
Emerson Electric               COM            291011104    8278   171500 SH       Defined       01  158000         13500
Enterprise Products Lmtd Ptnsh COM            293792107     338     6300 SH       Defined       01                  6300
Expeditors Int'l Wash Inc      COM            302130109    3926   108000 SH       Defined       01  108000
Exxon Corporation              COM            30231G102   18272   199800 SH       Sole              199800
                                                          57235   625862 SH       Defined       01  587000         38862
Fairfax Financial Holdings Ltd COM            303901102  103324   267104 SH       Sole              267104
                                                           4779    12355 SH       Defined       01   12355
Federated Investors            COM            314211103     207    10000 SH       Sole               10000
                                                          44421  2147000 SH       Defined       01 2124000         23000
Fidelity National Financial    COM            31620R105     349    16300 SH       Defined       01                 16300

                               Markel Corporation
                                    FORM 13F
                               September 30, 2012

                                                                                                     VOTING AUTHORITY
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
General Dynamics               COM            369550108   26286   397548 SH       Defined       01  382000         15548
General Electric               COM            369604103   30941  1362450 SH       Sole             1362450
                                                          23803  1048115 SH       Defined       01  942550        105565
Hasbro, Inc                    COM            418056107    4580   120000 SH       Defined       01  120000
Heritage Crystal Clean Inc     COM            42726M106    4953   249500 SH       Defined       01  249500
Home Depot                     COM            437076102    1207    20000 SH       Sole               20000
                                                          56721   939555 SH       Defined       01  900000         39555
Illinois Tool Works            COM            452308109   14718   247490 SH       Defined       01  230000         17490
Intel                          COM            458140100    1359    60000 SH       Sole               60000
                                                          17640   778642 SH       Defined       01  750000         28642
International Business Machine COM            459200101    2074    10000 SH       Sole               10000
                                                           2137    10300 SH       Defined       01   10000           300
International Game Technology  COM            459902102    3272   250000 SH       Sole              250000
                                                          12112   925324 SH       Defined       01  885000         40324
Investors Title Company        COM            461804106   14917   228650 SH       Defined       01  213300         15350
Johnson and Johnson            COM            478160104   19295   280000 SH       Sole              280000
                                                          20817   302095 SH       Defined       01  291700         10395
Lennox International           COM            526107107   12259   253500 SH       Defined       01  253000           500
Leucadia National Corp         COM            527288104   15255   670533 SH       Defined       01  650000         20533
Loews Corporation              COM            540424108    9931   240700 SH       Defined       01  235000          5700
Lowes                          COM            548661107    2873    95000 SH       Sole               95000
                                                          14551   481200 SH       Defined       01  445000         36200
Marriott International         COM            571903202    7115   181965 SH       Sole              181965
                                                          46983  1201600 SH       Defined       01 1101907         99693
Mastercard, Inc                COM            57636Q104    1354     3000 SH       Defined       01    3000
Mattel                         COM            577081102    2660    75000 SH       Defined       01   75000
McCormick and Company          COM            579780206    1055    17000 SH       Defined       01   17000
McDonalds                      COM            580135101   17415   189810 SH       Defined       01  181000          8810
Microsoft Corp                 COM            594918104   23900   803090 SH       Defined       01  784000         19090
Monsanto Co                    COM            61166W101    2831    31100 SH       Defined       01   30000          1100
Moody's Corp                   COM            615369105    1325    30000 SH       Defined       01   30000
National Oilwell               COM            637071101    8412   105000 SH       Defined       01  105000
Natural Resource Partners      COM            63900P103    1140    55000 SH       Defined       01   55000
Nicholas Financial             COM            65373j209    1982   153500 SH       Defined       01  153500
Nike                           COM            654106103    5619    59200 SH       Defined       01   59000           200
Norfolk Southern               COM            655844108    1362    21400 SH       Defined       01   20000          1400
Northern Trust Corp            COM            665859104    6498   140000 SH       Defined       01  140000
Novo-Nordisk A/S               COM            670100205   35996   228100 SH       Defined       01  215000         13100
Oracle Corp                    COM            68389x105   19499   619800 SH       Defined       01  588000         31800
Patterson Companies Inc.       COM            703395103    5006   146200 SH       Defined       01  145000          1200
Paychex                        COM            704326107    5023   150900 SH       Defined       01  150000           900
Peabody Energy                 COM            704549104    3009   135000 SH       Defined       01  135000
Pepsico                        COM            713448108    8988   127000 SH       Defined       01  126300           700
Philip Morris International    COM            718172109   10496   116700 SH       Defined       01  114500          2200
Plum Creek Lumber MLP          COM            729251108    6576   150000 SH       Sole              150000
                                                           8851   201900 SH       Defined       01  200000          1900
Procter & Gamble               COM            742718109    1332    19200 SH       Defined       01   18000          1200
RLI Corporation                COM            749607107   40853   612862 SH       Defined       01  598636         14226
SEI Investments Co             COM            784117103    2358   110000 SH       Defined       01  110000
Schlumberger                   COM            806857108   10560   146000 SH       Defined       01  146000
State Street Corp              COM            857477103    1695    40400 SH       Defined       01   40400
Sysco Corp                     COM            871829107    2658    85000 SH       Sole               85000
                                                          21051   673204 SH       Defined       01  610000         63204
T.Rowe Price                   COM            74144T108     696    11000 SH       Sole               11000
                                                          15160   239500 SH       Defined       01  239000           500
Teva Pharmaceuticals           COM            881624209   24668   595700 SH       Defined       01  585000         10700
Union First Market Bankshares  COM            90662P104   54537  3504920 SH       Sole             3504920
United Parcel Service          COM            911312106    4976    69520 SH       Sole               69520

                               Markel Corporation
                                    FORM 13F
                               September 30, 2012

                                                                                                     VOTING AUTHORITY
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
                                                          48698   680426 SH       Defined       01  637980         42446
United Technologies            COM            913017109    4196    53600 SH       Defined       01   53000           600
Visa                           COM            92826C839   13576   101100 SH       Defined       01  101000           100
Vodafone Group                 COM            92857w209     570    20000 SH       Defined       01   20000
W.P. Carey                     COM            92930Y107    2205    45000 SH       Sole               45000
                                                          44619   910600 SH       Defined       01  905200          5400
Wal-Mart Stores                COM            931142103    8592   116425 SH       Sole              116425
                                                          73309   993341 SH       Defined       01  930575         62766
Walgreen                       COM            931422109   78348  2150060 SH       Defined       01 2115000         35060
Washington Post Co             COM            939640108    1924     5300 SH       Defined       01    5200           100
Washington Real Estate Investm COM            939653101     247     9200 SH       Defined       01                  9200
REPORT SUMMARY                 127 DATA RECORDS         2341219         1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED